Related Party Transactions and Balances (Details)		1 Months Ended	12 Months Ended
		Jul. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)		Jul. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)
Yibon
Related Party Transaction [Line Items]
Interest rate percentage			6.00%
Wen Qi
Related Party Transaction [Line Items]
Interest rate percentage		7.90%
Related Party [Member] | Yibon
Related Party Transaction [Line Items]
Amounts due from related parties	[1]		¥ 6,920,600		$ 948,118			¥ 7,321,246
Related Party [Member] | Wen Qi
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 2,360,000	2,360,000	[2]	323,319	[2]	$ 323,319	2,360,000	[2]
Related Party [Member] | Apex [Member]
Related Party Transaction [Line Items]
Due from related parties - noncurrent			¥ 110,000,000	[3]	$ 15,069,938	[3]		¥ 110,000,000	[3]	$ 15,069,938

[1]	Current amounts due from Hanyuan and Yueyuan are loans to them, who are the equity investees of the Group, for hotel improvement.
[2]	The current amounts mainly consisted of accounts receivable due to daily operations with the related parties which were unsecured, interest free, and repayable upon demand.
[3]	The current amounts due from Jiangxia WM are a loan to the Group’s equity investee for hotel improvements.